Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 16,307,157	R$ 16,121,725
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	15,344,338	15,428,610
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,225,270	8,197,514
Concession rights [member] | A L L Malha Norte [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 7,119,068	7,231,096
Right of way and operating license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	4.00%
Intangible assets other than goodwill	R$ 211,268	223,008
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 37,877	47,031
Trademarks [member] | Mobil [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	10.00%
Intangible assets other than goodwill		22,827
Trademarks [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 37,877	24,204
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 428,244	201,961
Customer-related intangible assets [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 149,890	174,459
Customer-related intangible assets [member] | Moove cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	6.00%
Intangible assets other than goodwill	R$ 278,354	27,502
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 168,892	167,520
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	116,538	53,595
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 285,430	R$ 221,115